Schedule of General and administrative expenses (Details) - General And Administrative Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureCostsAndExpensesByNatureLineItems [Line Items]
Employee compensation	$ (834)	$ (749)	$ (1,427)
Raw material, products for resale, materials and third-party services	(256)	(252)	(539)
Depreciation, depletion and amortization	(86)	(89)	(158)
Total	$ (1,176)	$ (1,090)	$ (2,124)